Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 14,120	$ 11,567	$ 11,094	$ 16,090	$ 13,464	$ 10,025	$ 10,439	$ 10,495	$ 8,391	$ 7,334	$ 9,425
Class B
Account Value [Line Items]
Line Graph and Table Measure Name	Class B (with sales charge)
Account Value	$ 14,114	11,562	11,090	16,205	13,658	10,249	10,752	10,885	8,773	7,725	10,000
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 14,114	11,562	11,090	16,203	13,662	10,251	10,755	10,890	8,777	7,730	10,000
Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 14,612	12,011	11,546	16,785	14,075	10,515	10,971	11,055	8,866	7,768	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 15,543	12,685	12,107	17,488	14,566	10,805	11,202	11,222	8,953	7,807	10,000
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 15,363	12,570	12,025	17,388	14,509	10,774	11,193	11,222	8,953	7,807	10,000
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Account Value	$ 15,410	13,036	11,650	14,476	11,593	10,703	11,065	10,724	9,021	8,765	10,000
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Account Value	$ 15,410	13,036	11,650	14,476	11,593	10,703	11,065	10,724	9,021	8,765	10,000
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Account Value	$ 15,410	13,036	11,650	14,476	11,593	10,703	11,065	10,724	9,021	8,765	10,000
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Account Value	$ 15,410	13,036	11,650	14,476	11,593	10,703	11,065	10,724	9,021	8,765	10,000
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Account Value	$ 15,410	13,036	11,650	14,476	11,593	10,703	11,065	10,724	9,021	8,765	10,000
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Account Value	$ 15,410	13,036	11,650	14,476	11,593	10,703	11,065	10,724	9,021	8,765	10,000
MSCI Emerging Markets Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index-NR
Account Value	$ 12,877	11,191	11,052	14,134	11,669	10,193	10,658	10,731	8,617	7,705	10,000
MSCI Emerging Markets Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index-NR
Account Value	$ 12,877	11,191	11,052	14,134	11,669	10,193	10,658	10,731	8,617	7,705	10,000
MSCI Emerging Markets Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index-NR
Account Value	$ 12,877	11,191	11,052	14,134	11,669	10,193	10,658	10,731	8,617	7,705	10,000
MSCI Emerging Markets Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index-NR
Account Value	$ 12,877	11,191	11,052	14,134	11,669	10,193	10,658	10,731	8,617	7,705	10,000
MSCI Emerging Markets Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index-NR
Account Value	$ 12,877	11,191	11,052	14,134	11,669	10,193	10,658	10,731	8,617	7,705	10,000
MSCI Emerging Markets Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index-NR
Account Value	$ 12,877	$ 11,191	$ 11,052	$ 14,134	$ 11,669	$ 10,193	$ 10,658	$ 10,731	$ 8,617	$ 7,705	$ 10,000